Business Combinations - Schedule of Expected Future Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Finite Lived Intangible Assets Net	$ 114,944	$ 123,351	$ 155,213
Developed Software [Member]
Business Acquisition [Line Items]
Finite Lived Intangible Assets Net	15,967
Customer Relationships, Brand and Backlog [Member]
Business Acquisition [Line Items]
Finite Lived Intangible Assets Net	21,854
VIZIYA [Member]
Business Acquisition [Line Items]
2018	3,029
2019	3,029
2020	3,029
2021	3,029
2022	1,696
Thereafter	1,369
Finite Lived Intangible Assets Net	15,181
VIZIYA [Member] | Customer Relationships and Brand [Member]
Business Acquisition [Line Items]
2018	1,029
2019	1,029
2020	1,029
2021	1,029
2022	1,029
Thereafter	1,369
Finite Lived Intangible Assets Net	6,514
VIZIYA [Member] | Developed Software [Member]
Business Acquisition [Line Items]
2018	2,000
2019	2,000
2020	2,000
2021	2,000
2022	667
Finite Lived Intangible Assets Net	8,667
IRD [Member]
Business Acquisition [Line Items]
2018	3,805
2019	3,805
2020	3,805
2021	3,805
2022	2,932
Thereafter	3,276
Finite Lived Intangible Assets Net	21,428
IRD [Member] | Developed Software [Member]
Business Acquisition [Line Items]
2018	1,495
2019	1,495
2020	1,495
2021	1,495
2022	622
Finite Lived Intangible Assets Net	6,602
IRD [Member] | Customer Relationships, Brand and Backlog [Member]
Business Acquisition [Line Items]
2018	2,310
2019	2,310
2020	2,310
2021	2,310
2022	2,310
Thereafter	3,276
Finite Lived Intangible Assets Net	14,826
iCOMS [Member]
Business Acquisition [Line Items]
2018	90
2019	90
2020	90
2021	90
2022	55
Thereafter	45
Finite Lived Intangible Assets Net	460
iCOMS [Member] | Developed Software [Member]
Business Acquisition [Line Items]
2018	52
2019	52
2020	52
2021	52
2022	17
Finite Lived Intangible Assets Net	225
iCOMS [Member] | Customer Relationships, Brand and Backlog [Member]
Business Acquisition [Line Items]
2018	38
2019	38
2020	38
2021	38
2022	38
Thereafter	45
Finite Lived Intangible Assets Net	$ 235